Franklin Universal Trust
Statement of Investments, May 31, 2019 (unaudited)
		Country	Shares/Warrants	Value
	Common Stocks and Other Equity Interests 41.3%
	Energy 1.1%
[a]	Birch Permian Holdings Inc.	United States	32,490	$373,635
[a]	Chaparral Energy Inc., A	United States	5,868	24,763
[a,b]	Chaparral Energy Inc., A, 144A	United States	214	903
	Enbridge Inc.	Canada	39,360	1,451,203
[a]	Goodrich Petroleum Corp.	United States	19,379	224,215
[a]	Halcon Resources Corp.	United States	52,355	11,194
[a]	Halcon Resources Corp., wts., 9/09/20	United States	4,668	35
[a]	Midstates Petroleum Co. Inc.	United States	238	1,592
[a,c]	Midstates Petroleum Co. Inc., wts., 4/21/20	United States	2,311	6
[a]	Riviera Resources Inc.	United States	5,272	71,172
[a]	Roan Resources Inc.	United States	5,272	11,019
				2,169,737
	Materials 1.0%
	BHP Group PLC, ADR	United Kingdom	25,185	1,136,095
	Freeport-McMoRan Inc.	United States	80,380	780,490
	South32 Ltd., ADR	Australia	10,074	116,758
[a]	Verso Corp., A	United States	3,330	57,343
[a]	Verso Corp., wts., 7/25/23	United States	350	962
				2,091,648
	Utilities 39.2%
	Alliant Energy Corp.	United States	80,000	3,796,800
	American Electric Power Co. Inc.	United States	65,000	5,597,800
	CenterPoint Energy Inc.	United States	122,800	3,492,432
	CMS Energy Corp.	United States	90,000	5,049,900
	Consolidated Edison Inc.	United States	40,000	3,452,000
	Dominion Energy Inc.	United States	67,200	5,052,096
	DTE Energy Co.	United States	30,000	3,764,100
	Duke Energy Corp.	United States	46,060	3,943,197
	Edison International	United States	36,000	2,137,320
	Entergy Corp.	United States	30,000	2,912,100
	Evergy Inc.	United States	80,000	4,651,200
	Exelon Corp.	United States	80,000	3,846,400
	FirstEnergy Corp.	United States	40,000	1,649,600
	NextEra Energy Inc.	United States	30,000	5,946,300
	NiSource Inc.	United States	60,000	1,671,000
	Pinnacle West Capital Corp.	United States	44,800	4,207,168
	PPL Corp.	United States	24,500	729,120
	Public Service Enterprise Group Inc.	United States	45,000	2,644,200
	Sempra Energy	United States	45,000	5,915,250
	The Southern Co.	United States	68,250	3,651,375
	WEC Energy Group Inc.	United States	40,000	3,222,000
	Xcel Energy Inc.	United States	60,000	3,440,400
				80,771,758
	Total Common Stocks and Other Equity Interests (Cost $39,452,113)			85,033,143
Quarterly Statement of Investments  |  See Notes to Statement of Investments.  |  1

Franklin Universal Trust
Statement of Investments (unaudited)
		Country	Shares	Value
	Preferred Stocks (Cost $1,087,500) 0.5%
	Utilities 0.5%
	SCE Trust II, 5.10%, pfd.	United States	50,000	$1,061,500
			Principal Amount*
	Corporate Bonds 87.1%
	Automobiles & Components 1.2%
[b]	Adient U.S. LLC, senior secured note, 144A, 7.00%, 5/15/26	United States	$1,900,000	1,890,500
[b]	Allison Transmission Inc., senior bond, 144A, 4.75%, 10/01/27	United States	600,000	578,250
				2,468,750
	Banks 1.3%
	CIT Group Inc., senior note, 5.25%, 3/07/25	United States	600,000	635,328
[d]	JPMorgan Chase & Co.,
	junior sub. bond, R, 6.00% to 8/01/23, FRN thereafter, Perpetual	United States	900,000	940,176
	junior sub. bond, V, 5.00% to 7/30/19, FRN thereafter, Perpetual	United States	1,100,000	1,097,250
				2,672,754
	Capital Goods 6.9%
[b]	BBA U.S. Holdings Inc., senior note, 144A, 5.375%, 5/01/26	United States	500,000	507,500
[b]	Beacon Roofing Supply Inc., senior note, 144A, 4.875%, 11/01/25	United States	600,000	569,442
[b]	BWX Technologies Inc., senior note, 144A, 5.375%, 7/15/26	United States	600,000	615,000
[b]	Cloud Crane LLC, secured note, second lien, 144A, 10.125%, 8/01/24	United States	300,000	319,500
	H&E Equipment Services Inc., senior note, 5.625%, 9/01/25	United States	1,300,000	1,294,475
[b]	HD Supply Inc., senior note, 144A, 5.375%, 10/15/26	United States	600,000	613,500
[b]	Jeld-Wen Inc.,
	senior bond, 144A, 4.875%, 12/15/27	United States	300,000	282,750
	senior note, 144A, 4.625%, 12/15/25	United States	300,000	288,000
[b]	The Manitowoc Co. Inc., secured note, second lien, 144A, 9.00%, 4/01/26	United States	1,000,000	975,000
[b]	NCI Building Systems Inc., senior secured note, 144A, 8.00%, 4/15/26	United States	900,000	817,020
[b]	Stevens Holding Co. Inc., senior note, 144A, 6.125%, 10/01/26	United States	1,200,000	1,254,000
	Tennant Co., senior note, 5.625%, 5/01/25	United States	1,600,000	1,628,000
[b]	Terex Corp., senior note, 144A, 5.625%, 2/01/25	United States	1,700,000	1,666,000
[b]	TransDigm Inc., senior secured note, 144A, 6.25%, 3/15/26	United States	1,700,000	1,738,250
[b]	Vertiv Group Corp., senior note, 144A, 9.25%, 10/15/24	United States	1,700,000	1,683,000
				14,251,437
	Commercial & Professional Services 2.0%
[b]	Multi-Color Corp., senior note, 144A, 4.875%, 11/01/25	United States	1,100,000	1,146,750
	United Rentals North America Inc.,
	senior bond, 5.875%, 9/15/26	United States	100,000	103,875
	senior bond, 5.50%, 5/15/27	United States	500,000	505,625
	senior bond, 5.25%, 1/15/30	United States	1,000,000	982,500
[b]	West Corp., senior note, 144A, 8.50%, 10/15/25	United States	1,800,000	1,440,000
				4,178,750
	Consumer Durables & Apparel 3.0%
[b]	Ashton Woods USA LLC/Ashton Woods Finance Co.,
	senior note, 144A, 6.75%, 8/01/25	United States	1,500,000	1,411,875
	senior note, 144A, 9.875%, 4/01/27	United States	400,000	412,000
  |  2

Franklin Universal Trust
Statement of Investments (unaudited)
		Country	Principal Amount*	Value
	Corporate Bonds (continued)
	Consumer Durables & Apparel (continued)
[b]	Hanesbrands Inc., senior note, 144A, 4.625%, 5/15/24	United States	$1,000,000	$997,500
[b]	Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc.,
	senior note, 144A, 5.25%, 4/15/21	United States	400,000	398,500
	senior note, 144A, 5.625%, 3/01/24	United States	600,000	604,500
	Toll Brothers Finance Corp., senior bond, 5.625%, 1/15/24	United States	700,000	739,375
	Weekley Homes LLC/Weekley Finance Corp., senior note, 6.625%, 8/15/25	United States	1,700,000	1,678,750
				6,242,500
	Consumer Services 7.2%
[b]	1011778 BC ULC/New Red Finance Inc., senior secured note, first lien, 144A, 4.25%, 5/15/24	Canada	900,000	888,358
[b]	24 Hour Holdings III LLC, senior note, 144A, 8.00%, 6/01/22	United States	1,800,000	1,750,500
[b]	Ascend Learning LLC, senior note, 144A, 6.875%, 8/01/25	United States	1,200,000	1,212,000
[b]	Boyne USA Inc., secured note, second lien, 144A, 7.25%, 5/01/25	United States	1,500,000	1,627,500
[b]	Downstream Development Authority of the Quapaw Tribe of Oklahoma, secured note, 144A, 10.50%, 2/15/23	United States	1,500,000	1,578,750
[b]	Golden Nugget Inc.,
	senior note, 144A, 6.75%, 10/15/24	United States	1,100,000	1,094,500
	senior note, 144A, 8.75%, 10/01/25	United States	600,000	605,250
[b]	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC,
	senior note, 144A, 5.00%, 6/01/24	United States	600,000	610,500
	senior note, 144A, 5.25%, 6/01/26	United States	600,000	609,000
[b]	MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc., senior note, 144A, 5.75%, 2/01/27	United States	500,000	515,625
[b]	Stars Group Holdings BV/Stars Group U.S. Co-Borrower LLC, senior note, 144A, 7.00%, 7/15/26	Canada	1,600,000	1,650,000
[b]	Studio City Finance Ltd., senior note, 144A, 7.25%, 2/11/24	Macau	1,300,000	1,343,875
[b]	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., senior bond, 144A, 5.50%, 3/01/25	United States	1,300,000	1,277,250
				14,763,108
	Diversified Financials 1.9%
[b]	FirstCash Inc., senior note, 144A, 5.375%, 6/01/24	United States	1,100,000	1,116,500
[b]	MSCI Inc., senior note, 144A, 5.375%, 5/15/27	United States	500,000	526,875
	Navient Corp.,
	senior note, 6.625%, 7/26/21	United States	400,000	415,924
	senior note, 6.50%, 6/15/22	United States	500,000	521,250
	senior note, 7.25%, 9/25/23	United States	600,000	632,070
	Springleaf Finance Corp., senior note, 6.625%, 1/15/28	United States	700,000	710,514
				3,923,133
	Energy 10.6%
[b]	Aker BP ASA, senior note, 144A, 5.875%, 3/31/25	Norway	500,000	525,172
[b]	Archrock Partners LP / Archrock Partners Finance Corp., senior note, 144A, 6.875%, 4/01/27	United States	500,000	515,000
	California Resources Corp.,
	[b] secured note, second lien, 144A, 8.00%, 12/15/22	United States	515,000	361,788
	senior bond, 6.00%, 11/15/24	United States	15,000	9,150
	senior note, 5.50%, 9/15/21	United States	10,000	7,200
  |  3

Franklin Universal Trust
Statement of Investments (unaudited)
		Country	Principal Amount*	Value
	Corporate Bonds (continued)
	Energy (continued)
	Callon Petroleum Co., senior note, 6.375%, 7/01/26	United States	$1,300,000	$1,270,750
	Calumet Specialty Products Partners LP/Calumet Finance Corp., senior note, 7.75%, 4/15/23	United States	800,000	740,000
	Cheniere Corpus Christi Holdings LLC,
	senior secured note, first lien, 7.00%, 6/30/24	United States	600,000	670,320
	senior secured note, first lien, 5.875%, 3/31/25	United States	1,000,000	1,075,830
	Cheniere Energy Partners LP,
	[b] senior note, 144A, 5.625%, 10/01/26	United States	700,000	710,500
	senior secured note, first lien, 5.25%, 10/01/25	United States	1,200,000	1,202,424
	Chesapeake Energy Corp., senior note, 7.50%, 10/01/26	United States	1,500,000	1,323,750
	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
	senior note, 6.25%, 4/01/23	United States	500,000	506,650
	senior note, 5.75%, 4/01/25	United States	800,000	810,000
	CSI Compressco LP/CSI Compressco Finance Inc.,
	senior note, 7.25%, 8/15/22	United States	1,300,000	1,179,750
	[b] senior secured note, first lien, 144A, 7.50%, 4/01/25	United States	100,000	98,250
[b]	Diamondback Energy Inc., senior note, 144A, 4.75%, 11/01/24	United States	900,000	919,125
	Energy Transfer Operating LP,
	senior note, 7.50%, 10/15/20	United States	1,200,000	1,273,060
	senior note, 5.875%, 1/15/24	United States	200,000	218,666
[b,e]	EnQuest PLC, senior note, 144A, PIK, 7.00%, 4/15/22	United Kingdom	688,666	562,495
	HighPoint Operating Corp., senior note, 8.75%, 6/15/25	United States	1,700,000	1,640,500
	Martin Midstream Partners LP/Martin Midstream Finance Corp., senior note, 7.25%, 2/15/21	United States	900,000	877,500
[b,e]	Murray Energy Corp., secured note, 1.5 lien, 144A, PIK, 12.00%, 4/15/24	United States	757,734	261,418
	Oceaneering International Inc., senior note, 6.00%, 2/01/28	United States	800,000	785,834
	QEP Resources Inc., senior bond, 5.375%, 10/01/22	United States	1,600,000	1,542,000
	Sanchez Energy Corp.,
	senior note, 7.75%, 6/15/21	United States	800,000	92,000
	senior note, 6.125%, 1/15/23	United States	100,000	11,500
	Sunoco LP/Sunoco Finance Corp.,
	senior note, 4.875%, 1/15/23	United States	700,000	707,154
	[b] senior note, 144A, 6.00%, 4/15/27	United States	1,000,000	1,018,410
[f]	Weatherford International Ltd.,
	senior note, 5.125%, 9/15/20	United States	200,000	98,000
	senior note, 7.75%, 6/15/21	United States	600,000	298,500
	senior note, 4.50%, 4/15/22	United States	400,000	194,000
	senior note, 8.25%, 6/15/23	United States	600,000	300,000
				21,806,696
	Food & Staples Retailing 0.3%
[b]	Aramark Services Inc., senior bond, 144A, 5.00%, 2/01/28	United States	600,000	595,125
	Food, Beverage & Tobacco 2.1%
	B&G Foods Inc., senior note, 5.25%, 4/01/25	United States	1,200,000	1,164,750
[b]	Cott Holdings Inc., senior note, 144A, 5.50%, 4/01/25	Canada	300,000	296,625
[b]	Lamb Weston Holdings Inc.,
	senior note, 144A, 4.625%, 11/01/24	United States	700,000	700,000
	senior note, 144A, 4.875%, 11/01/26	United States	1,000,000	1,007,500
  |  4

Franklin Universal Trust
Statement of Investments (unaudited)
		Country	Principal Amount*	Value
	Corporate Bonds (continued)
	Food, Beverage & Tobacco (continued)
[b]	Post Holdings Inc.,
	senior bond, 144A, 5.00%, 8/15/26	United States	$800,000	$790,000
	senior bond, 144A, 5.625%, 1/15/28	United States	300,000	298,500
				4,257,375
	Health Care Equipment & Services 6.6%
[b]	Catalent Pharma Solutions Inc., senior note, 144A, 4.875%, 1/15/26	United States	1,400,000	1,393,000
[b]	Centene Corp., senior note, 144A, 5.375%, 6/01/26	United States	1,700,000	1,767,490
	CHS/Community Health Systems Inc.,
	senior note, 6.875%, 2/01/22	United States	175,000	117,250
	[b] senior note, 144A, 8.125%, 6/30/24	United States	718,000	538,500
	senior secured note, first lien, 6.25%, 3/31/23	United States	600,000	573,570
	HCA Inc.,
	senior bond, 5.875%, 2/15/26	United States	1,400,000	1,487,514
	senior bond, 5.875%, 2/01/29	United States	600,000	637,500
[b]	MEDNAX Inc., senior note, 144A, 6.25%, 1/15/27	United States	1,500,000	1,507,500
[b]	MPH Acquisition Holdings LLC, senior note, 144A, 7.125%, 6/01/24	United States	1,300,000	1,296,750
[b,e]	Polaris Intermediate Corp., senior note, 144A, PIK, 8.50%, 12/01/22	United States	400,000	394,500
	Tenet Healthcare Corp.,
	senior note, 8.125%, 4/01/22	United States	1,000,000	1,045,960
	[b] senior note, second lien, 144A, 6.25%, 2/01/27	United States	1,000,000	1,021,250
	WellCare Health Plans Inc.,
	senior note, 5.25%, 4/01/25	United States	1,200,000	1,220,640
	[b] senior note, 144A, 5.375%, 8/15/26	United States	500,000	513,600
				13,515,024
	Household & Personal Products 0.4%
[b]	Prestige Brands Inc., senior note, 144A, 6.375%, 3/01/24	United States	900,000	929,250
	Insurance 0.5%
[g]	CNO Financial Group Inc., senior note, 5.25%, 5/30/29	United States	1,000,000	1,010,120
	Materials 11.2%
[e]	ARD Finance SA, secured note, PIK, 7.125%, 9/15/23	Luxembourg	400,000	393,000
[b]	BWAY Holding Co., senior note, 144A, 7.25%, 4/15/25	United States	1,800,000	1,739,430
	The Chemours Co.,
	senior note, 6.625%, 5/15/23	United States	469,000	469,000
	senior note, 5.375%, 5/15/27	United States	200,000	182,000
	Crown Americas LLC/Crown Americas Capital Corp. VI, senior note, 4.75%, 2/01/26	United States	700,000	705,600
[b]	Eldorado Gold Corp.,
	[g] secured note, second lien, 144A, 9.50%, 6/01/24	Canada	1,000,000	985,000
	senior note, 144A, 6.125%, 12/15/20	Canada	500,000	500,400
[b]	Element Solutions Inc., senior note, 144A, 5.875%, 12/01/25	United States	1,000,000	1,018,750
[b]	First Quantum Minerals Ltd.,
	senior note, 144A, 7.25%, 4/01/23	Zambia	600,000	549,750
	senior note, 144A, 6.875%, 3/01/26	Zambia	800,000	684,000
[b]	FMG Resources (August 2006) Pty. Ltd.,
	senior note, 144A, 4.75%, 5/15/22	Australia	800,000	804,000
	senior note, 144A, 5.125%, 3/15/23	Australia	400,000	405,000
  |  5

Franklin Universal Trust
Statement of Investments (unaudited)
		Country	Principal Amount*	Value
	Corporate Bonds (continued)
	Materials (continued)
[b]	Grinding Media Inc./MC Grinding Media Canada Inc., senior secured note, 144A, 7.375%, 12/15/23	United States	$1,000,000	$935,000
[b]	Neon Holdings Inc., senior note, 144A, 10.125%, 4/01/26	United States	1,200,000	1,203,000
[b]	New Enterprise Stone & Lime Co., senior note, 144A, 6.25%, 3/15/26	United States	900,000	897,750
[b]	New Gold Inc., senior note, 144A, 6.375%, 5/15/25	Canada	700,000	524,125
[b]	Northwest Acquisitions ULC/Dominion Finco Inc., secured note, second lien, 144A, 7.125%, 11/01/22	Canada	400,000	313,000
[b]	Novelis Corp.,
	senior bond, 144A, 5.875%, 9/30/26	United States	500,000	488,440
	senior note, 144A, 6.25%, 8/15/24	United States	700,000	717,500
[b]	OCI NV, senior note, 144A, 6.625%, 4/15/23	Netherlands	500,000	515,000
[b]	Owens-Brockway Glass Container Inc.,
	senior note, 144A, 5.00%, 1/15/22	United States	1,000,000	1,018,750
	senior note, 144A, 5.875%, 8/15/23	United States	500,000	524,415
[b]	Plastipak Holdings Inc., senior note, 144A, 6.25%, 10/15/25	United States	1,700,000	1,534,250
[b]	Rain CII Carbon LLC / CII Carbon Corp., senior note, 144A, 7.25%, 4/01/25	United States	900,000	828,000
	Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA,
	[b] senior note, 144A, 7.00%, 7/15/24	United States	200,000	202,500
	senior secured note, first lien, 5.75%, 10/15/20	United States	484,554	485,911
	[b] senior secured note, first lien, 144A, 5.125%, 7/15/23	United States	1,000,000	1,001,450
[b]	Sealed Air Corp.,
	senior bond, 144A, 5.50%, 9/15/25	United States	200,000	208,000
	senior note, 144A, 6.50%, 12/01/20	United States	400,000	414,000
	Steel Dynamics Inc.,
	senior bond, 5.50%, 10/01/24	United States	900,000	918,891
	senior bond, 5.00%, 12/15/26	United States	700,000	717,500
[b]	SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., senior note, 144A, 7.50%, 6/15/25	United States	1,300,000	1,285,375
				23,168,787
	Media & Entertainment 9.8%
[b]	Altice Luxembourg SA,
	senior note, 144A, 10.50%, 5/15/27	Luxembourg	1,700,000	1,706,800
	senior secured note, 144A, 7.75%, 5/15/22	Luxembourg	1,700,000	1,738,250
	AMC Networks Inc., senior note, 5.00%, 4/01/24	United States	700,000	698,999
	CCO Holdings LLC/CCO Holdings Capital Corp.,
	[b] senior bond, 144A, 5.375%, 6/01/29	United States	1,000,000	1,002,500
	senior bond, 5.25%, 9/30/22	United States	1,700,000	1,724,777
	[b] senior bond, 144A, 5.75%, 2/15/26	United States	700,000	728,000
	Clear Channel Worldwide Holdings Inc.,
	senior note, 6.50%, 11/15/22	United States	1,000,000	1,025,000
	[b] senior sub. note, 144A, 9.25%, 2/15/24	United States	600,000	643,320
	CSC Holdings LLC,
	[b] senior bond, 144A, 5.50%, 4/15/27	United States	500,000	509,775
	senior note, 6.75%, 11/15/21	United States	700,000	748,125
	senior note, 5.25%, 6/01/24	United States	700,000	707,210
	[b] senior note, 144A, 7.50%, 4/01/28	United States	300,000	321,000
	[b] senior secured note, first lien, 144A, 5.50%, 5/15/26	United States	1,200,000	1,220,640
  |  6

Franklin Universal Trust
Statement of Investments (unaudited)
		Country	Principal Amount*	Value
	Corporate Bonds (continued)
	Media & Entertainment (continued)
	DISH DBS Corp.,
	senior bond, 5.875%, 7/15/22	United States	$700,000	$690,585
	senior note, 7.75%, 7/01/26	United States	1,100,000	1,009,250
[b]	Gray Escrow Inc., senior note, 144A, 7.00%, 5/15/27	United States	500,000	530,870
	Netflix Inc.,
	senior bond, 5.875%, 2/15/25	United States	1,100,000	1,169,729
	[b] senior bond, 144A, 5.375%, 11/15/29	United States	300,000	305,250
[b]	Nexstar Broadcasting Inc., senior note, 144A, 5.625%, 8/01/24	United States	900,000	909,000
[b]	Sirius XM Radio Inc.,
	senior bond, 144A, 6.00%, 7/15/24	United States	800,000	825,160
	senior bond, 144A, 5.375%, 4/15/25	United States	700,000	707,539
	Tegna Inc., senior note, 5.125%, 7/15/20	United States	800,000	801,000
[b]	Univision Communications Inc., senior secured bond, first lien, 144A, 6.75%, 9/15/22	United States	116,000	117,740
[b]	Virgin Media Secured Finance PLC, senior secured bond, first lien, 144A, 5.50%, 8/15/26	United Kingdom	200,000	201,750
[b]	WMG Acquisition Corp., secured note, first lien, 144A, 5.00%, 8/01/23	United States	200,000	202,750
				20,245,019
	Pharmaceuticals, Biotechnology & Life Sciences 2.7%
[b]	Avantor Inc., senior secured note, first lien, 144A, 6.00%, 10/01/24	United States	700,000	728,700
[b]	Bausch Health Americas Inc., senior note, 144A, 9.25%, 4/01/26	United States	1,500,000	1,625,625
[b]	Bausch Health Cos. Inc.,
	senior bond, 144A, 6.125%, 4/15/25	United States	400,000	392,200
	senior note, 144A, 5.75%, 8/15/27	United States	100,000	101,375
	senior note, first lien, 144A, 7.00%, 3/15/24	United States	200,000	209,375
[b]	Endo DAC/Endo Finance LLC/Endo Finco Inc.,
	senior bond, 144A, 6.00%, 2/01/25	United States	800,000	536,000
	senior note, 144A, 6.00%, 7/15/23	United States	819,000	592,571
	Horizon Pharma USA Inc., senior note, 6.625%, 5/01/23	United States	710,000	727,306
[b]	Jaguar Holding Co. II/Pharmaceutical Product Development LLC, senior note, 144A, 6.375%, 8/01/23	United States	700,000	712,390
				5,625,542
	Real Estate 2.3%
	CyrusOne LP/CyrusOne Finance Corp., senior note, 5.00%, 3/15/24	United States	1,400,000	1,413,580
	Equinix Inc., senior bond, 5.375%, 4/01/23	United States	1,300,000	1,322,360
[b]	Five Point Operating Co. LP/Five Point Capital Corp., senior note, 144A, 7.875%, 11/15/25	United States	1,000,000	997,500
	MPT Operating Partnership LP/MPT Finance Corp.,
	senior bond, 5.25%, 8/01/26	United States	300,000	303,555
	senior note, 6.375%, 3/01/24	United States	600,000	626,250
				4,663,245
  |  7

Franklin Universal Trust
Statement of Investments (unaudited)
		Country	Principal Amount*	Value
	Corporate Bonds (continued)
	Retailing 1.5%
[b]	Party City Holdings Inc., senior note, 144A, 6.625%, 8/01/26	United States	$1,700,000	$1,695,750
[b]	PetSmart Inc.,
	senior note, 144A, 7.125%, 3/15/23	United States	300,000	270,000
	senior note, 144A, 8.875%, 6/01/25	United States	300,000	276,000
	senior secured note, first lien, 144A, 5.875%, 6/01/25	United States	900,000	849,375
				3,091,125
	Semiconductors & Semiconductor Equipment 1.2%
[b]	Amkor Technology Inc., senior note, 144A, 6.625%, 9/15/27	United States	1,000,000	960,000
[b]	Qorvo Inc., senior note, 144A, 5.50%, 7/15/26	United States	1,400,000	1,428,000
				2,388,000
	Software & Services 1.6%
[b]	First Data Corp., secured note, second lien, 144A, 5.75%, 1/15/24	United States	1,100,000	1,129,700
	Infor (U.S.) Inc., senior note, 6.50%, 5/15/22	United States	1,700,000	1,723,698
[b]	Symantec Corp., senior note, 144A, 5.00%, 4/15/25	United States	500,000	500,337
				3,353,735
	Technology Hardware & Equipment 2.9%
[b]	Blackboard Inc., secured note, second lien, 144A, 9.75%, 10/15/21	United States	1,542,000	1,472,610
	CDW LLC/CDW Finance Corp., senior note, 5.00%, 9/01/25	United States	700,000	710,500
[b]	CommScope Technologies LLC, senior bond, 144A, 6.00%, 6/15/25	United States	1,700,000	1,559,750
[b]	Dell International LLC/EMC Corp.,
	senior note, 144A, 5.875%, 6/15/21	United States	200,000	202,985
	senior note, 144A, 7.125%, 6/15/24	United States	200,000	210,714
	senior secured bond, first lien, 144A, 6.02%, 6/15/26	United States	200,000	215,533
[b]	Tempo Acquisition LLC/Tempo Acquisition Finance Corp., senior note, 144A, 6.75%, 6/01/25	United States	1,600,000	1,620,000
				5,992,092
	Telecommunication Services 4.5%
[b]	Block Communications Inc., senior note, 144A, 6.875%, 2/15/25	United States	300,000	309,750
[b]	Digicel Group One Ltd., senior secured note, first lien, 144A, 8.25%, 12/30/22	Jamaica	463,000	295,153
[b]	Digicel Group Two Ltd., senior note, 144A, 8.25%, 9/30/22	Bermuda	437,000	167,017
[b]	Digicel Ltd.,
	senior note, 144A, 6.00%, 4/15/21	Bermuda	500,000	421,658
	senior note, 144A, 6.75%, 3/01/23	Bermuda	300,000	197,669
[b]	DKT Finance ApS, senior secured note, first lien, 144A, 9.375%, 6/17/23	Denmark	1,500,000	1,611,592
	Hughes Satellite Systems Corp., senior bond, 6.625%, 8/01/26	United States	1,700,000	1,700,000
	Sprint Corp.,
	senior bond, 7.875%, 9/15/23	United States	500,000	538,335
	senior bond, 7.125%, 6/15/24	United States	500,000	521,250
	senior note, 7.625%, 3/01/26	United States	600,000	637,125
[b]	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC, senior secured bond, first lien, 144A, 4.738%, 9/20/29	United States	1,300,000	1,331,460
	T-Mobile USA Inc.,
	senior bond, 6.50%, 1/15/24	United States	200,000	207,000
	senior bond, 6.375%, 3/01/25	United States	500,000	518,635
	senior bond, 4.75%, 2/01/28	United States	600,000	596,814
  |  8

Franklin Universal Trust
Statement of Investments (unaudited)
		Country	Principal Amount*	Value
	Corporate Bonds (continued)
	Telecommunication Services (continued)
	T-Mobile USA Inc., (continued)
	senior note, 6.00%, 4/15/24	United States	$200,000	$208,000
				9,261,458
	Transportation 1.1%
[b]	Avolon Holdings Funding Ltd., senior note, 144A, 5.25%, 5/15/24	Ireland	500,000	520,650
[b]	DAE Funding LLC,
	senior note, 144A, 4.50%, 8/01/22	United Arab Emirates	700,000	700,875
	senior note, 144A, 5.00%, 8/01/24	United Arab Emirates	700,000	701,750
[b]	Park Aerospace Holdings Ltd., senior note, 144A, 5.50%, 2/15/24	Ireland	300,000	313,950
				2,237,225
	Utilities 4.3%
	Calpine Corp., senior bond, 5.75%, 1/15/25	United States	1,800,000	1,746,396
	Clearway Energy Operating LLC,
	senior bond, 5.375%, 8/15/24	United States	900,000	897,750
	senior bond, 5.00%, 9/15/26	United States	900,000	873,000
	[b] senior note, 144A, 5.75%, 10/15/25	United States	400,000	400,500
	Ferrellgas LP/Ferrellgas Finance Corp., senior note, 6.75%, 6/15/23	United States	700,000	607,250
	Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., senior note, 8.625%, 6/15/20	United States	800,000	592,000
[b]	InterGen NV, secured bond, 144A, 7.00%, 6/30/23	Netherlands	400,000	362,000
	Talen Energy Supply LLC, senior note, 6.50%, 6/01/25	United States	2,100,000	1,795,500
[b]	Vistra Operations Co. LLC, senior note, 144A, 5.625%, 2/15/27	United States	1,500,000	1,548,300
				8,822,696
	Total Corporate Bonds (Cost $182,631,685)			179,462,946
	Marketplace Loans (Cost $40,000) 0.0%†
	Diversified Financials 0.0%†
[c]	Lending Club, 17.19%, 5/20/24	United States	40,000	39,916
	Asset-Backed Securities (Cost $324,445) 0.2%
	Diversified Financials 0.2%
[b,h]	Consumer Loan Underlying Bond CLUB Certificate Issuer Trust I, 2019-S3, PT, 144A, FRN, 17.727%, 6/15/44	United States	344,734	324,844
			Shares
	Escrows and Litigation Trusts 0.0%†
[a,c]	Midstates Petroleum Co. Inc./Midstates Petroleum Co. LLC, Escrow Account	United States	700,000	—
[a,c]	NewPage Corp., Litigation Trust	United States	1,200,000	—
[a,c]	T-Mobile USA Inc., Escrow Account	United States	1,500,000	—
[a]	Vistra Energy Corp., Escrow Account	United States	700,000	1,750
	Total Escrows and Litigation Trusts (Cost $18,562)			1,750
	Total Investments before Short Term Investments (Cost $223,554,305)			265,924,099
  |  9

Franklin Universal Trust
Statement of Investments (unaudited)
		Country	Shares	Value
	Short Term Investments (Cost $4,661,461) 2.3%
	Money Market Funds 2.3%
[i,j]	Institutional Fiduciary Trust Money Market Portfolio, 2.08%	United States	4,661,461	$4,661,461
	Total Investments (Cost $228,215,766) 131.4%			270,585,560
	Notes Payable (31.5)%			(64,901,164)
	Other Assets, less Liabilities 0.1%			291,771
	Net Assets 100.0%			$205,976,167

See Abbreviations on page 13.
†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
[a]Non-income producing.
[b]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At May 31, 2019, the aggregate value of these securities was $113,098,858, representing 54.9% of net assets.
[c]Fair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
[d]Perpetual security with no stated maturity date.
[e]Income may be received in additional securities and/or cash.
[f]Defaulted security or security for which income has been deemed uncollectible.
[g]Security purchased on a when-issued basis.
[h]The coupon rate shown represents the rate at period end.
[i]See Note 3 regarding investments in affiliated management investment companies.
[j]The rate shown is the annualized seven-day effective yield at period end.
  |  10

Franklin Universal Trust
Notes to Statement of Investments (unaudited)
1.   ORGANIZATION
Franklin Universal Trust (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as a closed-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2.  FINANCIAL INSTRUMENT VALUATION
The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Senior fixed rate notes issued by the Fund are carried at cost. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Fund’s business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in
  |  11

Franklin Universal Trust
Notes to Statement of Investments (unaudited)
2.  FINANCIAL INSTRUMENT VALUATION  (continued)
foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3.  INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES
The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended May 31, 2019, the Fund held investments in affiliated management investment companies as follows:
	Number of Shares Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Value at End of Period	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 2.08%	10,068,808	28,920,471	(34,327,818)	4,661,461	$4,661,461	$89,160	$ —	$ —
4.  FAIR VALUE MEASUREMENTS
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:
•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
  |  12

Franklin Universal Trust
Notes to Statement of Investments (unaudited)
A summary of inputs used as of May 31, 2019, in valuing the Fund’s assets carried at fair value, is as follows:
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Energy	$1,796,096	$373,635	$6	$2,169,737
All Other Equity Investments	83,924,906	—	—	83,924,906
Corporate Bonds	—	179,462,946	—	179,462,946
Marketplace Loans	—	—	39,916	39,916
Asset-Backed Securities	—	324,844	—	324,844
Escrows and Litigation Trusts	—	1,750	—[c]	1,750
Short Term Investments	4,661,461	—	—	4,661,461
Total Investments in Securities	$90,382,463	$180,163,175	$39,922	$270,585,560

[a]For detailed categories, see the accompanying Statement of Investments.
[b]Includes common and preferred stocks as well as other equity interests.
[c]Includes securities determined to have no value at May 31, 2019.
A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period.
5.  SUBSEQUENT EVENTS
The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.
ABBREVIATIONS
Selected Portfolio
ADR	American Depositary Receipt
FRN	Floating Rate Note
PIK	Payment-In-Kind

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
  |  13